Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Opening Balance 01-01-2020	Foreign Currency Translation	Closing Balance 12-31-2020	Transfer	Foreign Currency Translation	Closing Balance 12-31-2021
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	128,374,362	(37,912,005)	—	90,462,357
Enel Transmisión Chile S.A.	Enel Transmisión Chile	—	—	—	37,912,005	—	37,912,005
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	756,642,815	—	—	756,642,815
Almeyda Solar SpA	Enel Green Power Chile	21,820,403	(1,194,585)	20,625,818	(20,625,818)	—	—
Enel Green Power Chile S.A.	Enel Green Power Chile	—	—	—	20,625,818	3,895,532	24,521,350
Geotérmica del Norte	Enel Green Power Chile	81,930	(4,485)	77,445	—	14,627	92,072
Parque Eólico Talinay Oriente	Enel Green Power Chile	8,192,986	(448,535)	7,744,451	—	1,462,670	9,207,121
	Total	917,352,974	(1,647,605)	915,705,369	—	5,372,829	921,078,198